SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			3 Months Ended	12 Months Ended
	Feb. 13, 2023 USD ($)	Feb. 14, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Number	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Deferred offering cost			$ 549,795	$ 387,412
Risk free rate				2.98%	1.09%
Expected life				9 years 11 months 12 days	6 years 4 months 17 days
Midrange average estimated interest rate			20.60%	20.60%
Liabilities fair value adjustment			$ 667,000	$ 1,414,000
Royalties payable			4,735,000	5,402,000	$ 3,988,000
Accumulated deficit			88,544,017	85,989,433	47,823,563
Working Capital			6,148,031	966,464
Cash			329,805	510,865
Proceeds from offering		$ 17,250,000		5,000,000
Cash federally insured limit				$ 250,000
Number of operating segment | Number				1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures depreciated				4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures depreciated				7 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from offering	$ 9,600,000
Scenario, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Liabilities fair value adjustment			$ 15,000	$ 95,000
Pre tax discount rate percentage			20.60%	20.60%
Market value			$ 1,070,000	$ 1,055,000	1,150,000
Warrants Liabilities [Member]
Property, Plant and Equipment [Line Items]
Risk free rate			1.19%	1.19%
Expected volatility			69.62%	69.62%
Expected dividend			$ 0	$ 0
Expected life			5 years 11 months 15 days	6 years 2 months 15 days
Increase (Decrease) in Operating Liabilities			$ 624,000	$ 2,925,000
Warrants liabilities			$ 803,000	$ 1,427,000	4,352,000
Liquidation Preference [Member]
Property, Plant and Equipment [Line Items]
Risk free rate			0.21%	0.21%
Expected volatility			78.93%	78.93%
Expected dividend			$ 0	$ 0
Expected life			5 years	5 years
Liquidation preference value			$ 0	$ 0
Liquidation preference fair market value			$ 1,823,000	$ 1,823,000	$ 1,823,000